Related Parties and Exempt Party-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Exempt Party-In-Interest	Related Parties and Exempt Party-In-Interest
As of December 31, 2025 and 2024, the Plan had investments in 8,935,911 and 9,110,901 common shares of Eversource (within the Eversource Common Shares Fund and ESOP Allocated Eversource Energy Common Shares), respectively, with a cost basis of $472.1 million and $466.7 million, respectively. During the years ended December 31, 2025 and 2024, the Eversource Common Shares Fund purchased $75.1 million and $55.5 million of Eversource common shares, respectively, and sold $85.1 million and $82.1 million of Eversource common shares, respectively. For the years ended December 31, 2025 and 2024, the Plan recorded dividend income on common shares of Eversource of $25.8 million and $25.3 million, respectively.

Certain Plan investments are shares of registered investment companies managed by the Trustee. Therefore, these transactions qualify as exempt party-in-interest transactions.  Fees paid by the Plan for the investment management services amounted to $1.0 million and $0.8 million for the years ended December 31, 2025 and 2024, respectively.
Transactions under the Plan's revenue sharing agreement with the Trustee (see Note 4) qualify as exempt party-in-interest transactions. Amounts earned under this revenue sharing agreement were $1.0 million and $3.0 million for the years ended December 31, 2025 and 2024, respectively, of which $0.6 million for each of the years ended were used to pay eligible plan expenses.